Derivative Instruments- Impact of Derivative Instruments on Balance Sheet (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Derivatives, Fair Value [Line Items]
Asset derivatives fair value	$ 20,288	[1]	$ 27,602	[1]
Asset derivatives fair value, effect of master netting agreements	(15,806)	[2],[3]	(22,311)	[2],[3]
Liability derivatives fair value	20,254	[1]	28,090	[1]
Liability derivatives fair value, effect of master netting agreements	(14,421)	[2],[4]	(20,990)	[2],[4]
Liability derivatives fair value, amount not offset against collateral	5,833		7,100
Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Asset derivatives fair value	1,282	[5]	989	[5]
Liability derivatives fair value	503	[5]	704	[5]
Designated as Hedging Instrument | Interest rate contracts
Derivatives, Fair Value [Line Items]
Notional value	21,402	[5]	19,679	[5]
Asset derivatives fair value	1,206	[5]	928	[5]
Liability derivatives fair value	167	[5]	343	[5]
Designated as Hedging Instrument | Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Notional value	7,382	[5]	16,805	[5]
Asset derivatives fair value	76	[5]	61	[5]
Liability derivatives fair value	336	[5]	361	[5]
Nondesignated
Derivatives, Fair Value [Line Items]
Asset derivatives fair value	19,006	[6]	26,613	[6]
Liability derivatives fair value	19,751	[6]	27,386	[6]
Nondesignated | Interest rate contracts
Derivatives, Fair Value [Line Items]
Notional value	767,341	[6]	796,155	[6]
Asset derivatives fair value	14,712	[6]	22,789	[6]
Liability derivatives fair value	15,212	[6]	23,341	[6]
Nondesignated | Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Notional value	420,142	[6]	359,204	[6]
Asset derivatives fair value	3,610	[6]	3,513	[6]
Liability derivatives fair value	3,536	[6]	3,632	[6]
Nondesignated | Equity contracts
Derivatives, Fair Value [Line Items]
Notional value	24,123	[6]	11,375	[6]
Asset derivatives fair value	684	[6]	311	[6]
Liability derivatives fair value	1,003	[6]	413	[6]
Nondesignated | Credit contracts
Derivatives, Fair Value [Line Items]
Notional value	101	[6]	166	[6]
Asset derivatives fair value	0	[6]	0	[6]
Liability derivatives fair value	$ 0	[6]	$ 0	[6]

[1]	Fair values are on a gross basis, before consideration of master netting agreements, as required by ASC 815.
[2]	Master netting agreements are reported net of cash collateral received and paid of $1,841 million and $456 million, respectively, at Dec. 31, 2013, and $1,452 million and $131 million, respectively, at Dec. 31, 2012.
[3]	Includes the effect of netting agreements and net cash collateral paid. The offset related to the over-the-counter derivatives was allocated to the various types of derivatives based on the net positions.
[4]	Includes the effect of netting agreements and net cash collateral received. The offset related to the over-the-counter derivatives was allocated to the various types of derivatives based on the net positions.
[5]	The fair value of asset derivatives and liability derivatives designated as hedging instruments is recorded as other assets and other liabilities, respectively, on the balance sheet.
[6]	The fair value of asset derivatives and liability derivatives not designated as hedging instruments is recorded as trading assets and trading liabilities, respectively, on the balance sheet.